Trade and Other Receivables - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Trade and other receivables [abstract]
Trade receivables percentage	65.00%	64.00%
Trade and amount receivables	90 days